Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Accruals and allowances	$ 25.2	$ 17.6
Employee related accruals and allowances	107.5	113.4
Pension obligations	489.0	447.3
State net operating loss carryforwards	44.2	54.5
State credit carryforwards, net of federal benefit	47.0	51.7
CBPC and other federal tax credit carryforwards	225.6	220.8
Federal net operating loss carryforwards	146.4	167.7
Restricted stock and options	22.4	22.3
Other	21.9	17.0
Valuation allowances	(42.3)	(48.0)
Total	1,086.9	1,064.3
Deferred income tax liabilities:
Property, plant and equipment	1,439.0	1,385.0
Deductible intangibles and goodwill	283.8	288.1
Inventory reserves	80.2	108.6
Deferred gain	31.0	57.1
Other	0.7	0.6
Total	1,834.7	1,839.4
Net deferred income tax liability	747.8	775.1
Current deferred tax asset	104.0	52.0
Current deferred tax liability	0.1	0
Long-term deferred tax asset	37.1	0
Long-term deferred tax liability	888.8	827.1
Operating Loss Carryforwards	418.4	479.0
Excess Tax Benefit from Share-based Compensation Not Yet Realized	10.3	15.4
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	44.2	54.5
Income Taxes Receivable, Current	7.2	34.7
Deferred Income Taxes and Other Assets, Current	104.0	52.0
Southern Container [Member]
Deferred income tax liabilities:
Tax credit carryforward, valuation allowance	29.0	33.6
State and Local Jurisdiction [Member]
Deferred income tax liabilities:
Operating Loss Carryforwards	1,160.0	1,339.0
Operating Loss Carryforwards, Valuation Allowance	3.2	3.8
Tax Credit Carryforward, Deferred Tax Asset	47.0	51.7
Tax credit carryforward, valuation allowance	29.9	39.0
Foreign Country [Member]
Deferred income tax liabilities:
Operating Loss Carryforwards	27.3	25.6
Operating Loss Carryforwards, Valuation Allowance	4.2	4.0
Minimum [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2022
Minimum [Member] | State and Local Jurisdiction [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2013
Tax credit carryforward expiration	P5Y
Minimum [Member] | Foreign Country [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2015
Maximum [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2031
Maximum [Member] | State and Local Jurisdiction [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2031
Tax credit carryforward expiration	P10Y
Maximum [Member] | Foreign Country [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration	2032
Cellulosic Biofuel Producer Credit [Member]
Deferred income tax liabilities:
Tax credit carryforward expiration	December 31, 2015
Tax credit carryforward	145.6	146.1
Alternative Minimum Tax Credits [Member]
Deferred income tax liabilities:
Tax credit carryforward	71.8	69.5
Other Federal Credit Carryforwards [Member]
Deferred income tax liabilities:
Tax credit carryforward	$ 8.2	$ 5.2
Other Federal Credit Carryforwards [Member] | Minimum [Member]
Deferred income tax liabilities:
Tax credit carryforward expiration	2017
Other Federal Credit Carryforwards [Member] | Maximum [Member]
Deferred income tax liabilities:
Tax credit carryforward expiration	2032